Trade and Other Receivables - Tabular Disclosure of Trade and Other Receivables (Detail) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Prepayments, tax receivables and others:
Prepayments for transportation servicesNonCurrent		$ 311,087	$ 134,436
Receivables related to the transfer of conventional assets		40,945	57,194
Prepaid expenses and other receivables		19,409	11,820
Income tax		785
Turnover tax		670	164
Prepayments And Other Taxes Receivable NonCurrent		372,896	203,614
Financial assets:
Loans to employees		130	411
Accounts receivable from third parties	[1]	9,404	29,040
Gas IV Plan (Note 2.5.3.1)		2,316	3,007
Receivables from joint operations		1,368	5,586
Advances to directors and loans to employees		1,033	742
Others		332	632
Balances with related parties		0	4,741
Current financial assets		14,453	43,748
Receivables from joint operations			1,243
Non-current financial assets		130	1,654
Total noncurrent trade and other receivables		373,026	205,268
Oil and gas accounts receivable (net of allowance of expected credit loss)		186,403	77,351
Trade receivables		186,403	77,351
Value added tax		77,160	90,704
Advance payments for transportation services		26,098	7,054
Receivables related to the transfer of conventional assets	[2]	23,984	46,018
Income tax		9,283	4,431
Prepaid expenses and other receivables		7,253	9,322
Turnover tax		3,047	2,867
Prepayments And Other Taxes Receivable Current		146,825	160,396
Other receivables		161,278	204,144
Total current trade and other receivables		$ 347,681	$ 281,495

[1]	As of December 31, 2024 includes 13,200 with Tango, related to the extension of the concessions (Note 28.1.2).
[2]	See Note 3.2.8.